Victory Pioneer AMT-Free Municipal Fund
(formerly, Pioneer AMT-Free Municipal Fund)
Schedule of Investments | March 31, 2025

Schedule of Investments  |  3/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.6%
	Municipal Bonds — 98.0% of Net Assets(a)
	Alabama — 2.8%
14,275,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 15,066,977
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,211,560
	Total Alabama	$18,278,537

	Arizona — 3.6%
2,100,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 1,599,381
10,000,000	Salt River Project Agricultural Improvement & Power District, Series B, 5.00%, 1/1/32	11,203,600
10,000,000	Salt River Project Agricultural Improvement & Power District, Series B, 5.25%, 1/1/53	10,712,900
	Total Arizona	$23,515,881

	Arkansas — 1.4%
9,850,000(c)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 9,120,213
	Total Arkansas	$9,120,213

	California — 7.7%
36,350,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	$ 3,285,313
13,000,000(b)	California Educational Facilities Authority, Series V-5, 5.00%, 3/1/55	15,294,500
1,840,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,234,239
1,460,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.00%, 5/1/49	1,634,762
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	9,829,284
650,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/54 (144A)	624,780
50,000,000(d)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	5,509,500
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,380,400
1,020,000(c)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	1,122,377
1Victory Pioneer AMT-Free Municipal Fund | 3/31/25

Principal Amount USD ($)		Value
	California — (continued)
2,000,000(c)	San Bernardino City Unified School District, San Bernadino County, California, Series F, 3.00%, 8/1/44 (AGM Insured)	$ 1,599,560
5,530,000(c)	Santa Paula Unified School District, Ventura County, California, Series D, 3.00%, 8/1/49	4,170,173
1,500,000(c)	State of California, 5.25%, 8/1/54	1,630,320
	Total California	$50,315,208

	Colorado — 3.9%
7,040,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51 (BAM-TCRS Insured)	$ 5,371,731
3,500,000(e)	Colorado Health Facilities Authority, Covenant Living Communities And Services, Series A, 5.125%, 12/1/55	3,560,445
12,250,000(c)	Denver City & County School District No 1, Series C, 5.50%, 12/1/47 (ST AID WITHHLDG Insured)	13,531,473
3,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	2,917,830
	Total Colorado	$25,381,479

	District of Columbia — 1.3%
8,375,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 8,560,423
	Total District of Columbia	$8,560,423

	Florida — 8.3%
2,150,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/54 (144A)	$ 2,076,061
2,500,000	City of Miami, Miami Forever Infrastructure Programs, Series C, 5.25%, 1/1/49	2,656,075
2,690,000	County of Hillsborough, 3.25%, 8/1/48	2,074,098
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49 (BAM-TCRS Insured)	7,684,100
4,525,000	Florida State Board of Governors Florida International University Dormitory Rev, Series A, 3.00%, 7/1/46 (BAM Insured)	3,379,541
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	6,970,935
10,870,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A, 5.25%, 10/1/56	11,373,716
Victory Pioneer AMT-Free Municipal Fund | 3/31/252

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
5,860,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/54	$ 5,338,753
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	12,476,480
	Total Florida	$54,029,759

	Georgia — 0.8%
3,000,000	Fayette County Development Authority, United States Soccer Federation, Inc., Project, 5.25%, 10/1/54	$ 3,115,650
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,911,900
	Total Georgia	$5,027,550

	Idaho — 0.4%
2,725,000	Idaho Housing & Finance Association, The College Of Idaho Project, 5.375%, 11/1/38 (144A)	$ 2,842,257
	Total Idaho	$2,842,257

	Illinois — 5.2%
12,500,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.50%, 1/1/59	$ 13,376,250
11,000,000(c)	City of Chicago, Series A, 5.25%, 1/1/45	11,219,670
5,000,000	Illinois Finance Authority, Grenshaw Parking Properties LLC– University Of Illinois Chicago Parking Structure Project, Series A, 5.25%, 10/1/54	5,217,750
3,000,000	Illinois Housing Development Authority, Series H-1, 4.50%, 7/1/62 (FHA 542(C) Insured)	2,799,120
1,385,000(f)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	1,438,696
	Total Illinois	$34,051,486

	Indiana — 0.7%
1,300,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/54	$ 1,294,631
1,600,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/59	1,556,880
1,500,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.25%, 7/1/64	1,502,925
	Total Indiana	$4,354,436

	Iowa — 1.0%
6,500,000	Iowa Finance Authority, Lifespace Communities Inc., Series A, 5.125%, 5/15/59	$ 6,310,785
	Total Iowa	$6,310,785

3Victory Pioneer AMT-Free Municipal Fund | 3/31/25

Principal Amount USD ($)		Value
	Maine — 0.4%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,260,563
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	1,060,090
	Total Maine	$2,320,653

	Maryland — 0.9%
5,000,000(c)	State of Maryland, Series A, 5.00%, 6/1/31	$ 5,553,400
	Total Maryland	$5,553,400

	Massachusetts — 4.8%
3,500,000	Massachusetts Development Finance Agency, Boston Medical Center, 4.375%, 7/1/52	$ 3,202,430
13,020,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	15,095,388
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,386,050
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	7,899,870
3,000,000(c)	Town of Swampscott, 3.00%, 3/1/52	2,238,000
	Total Massachusetts	$30,821,738

	Missouri — 0.6%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,616,360
	Total Missouri	$3,616,360

	Nebraska — 1.7%
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	$ 11,320,035
	Total Nebraska	$11,320,035

	New Hampshire — 0.8%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	$ 5,153,600
	Total New Hampshire	$5,153,600

	New Jersey — 0.6%
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	$ 2,497,975
Victory Pioneer AMT-Free Municipal Fund | 3/31/254

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — (continued)
1,000,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 4.50%, 7/1/40	$ 986,170
500,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 5.00%, 7/1/44	501,885
	Total New Jersey	$3,986,030

	New York — 13.1%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,122,780
5,000,000(c)	City of New York, Series D, 5.50%, 4/1/46	5,411,700
5,000,000(c)	City of New York, Series E-1, 5.25%, 4/1/47	5,262,850
5,000,000(c)	City of New York, Series F-1, 3.00%, 3/1/51 (BAM-TCRS Insured)	3,567,550
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	4,487,500
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,661,550
500,000	New York City Housing Development Corp., 4.80%, 2/1/53 (HUD SECT 8 Insured)	488,535
40,000,000(d)	New York Counties Tobacco Trust, Series F, 6/1/60	3,024,800
15,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	10,646,400
3,135,000	New York State Dormitory Authority, 3.00%, 2/1/50 (FHA 241 Insured)	2,247,576
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,715,528
5,000(g)	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	5,764
3,995,000	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	4,245,047
1,000,000	New York State Dormitory Authority, Series A, 5.50%, 5/1/56	1,064,250
5,000,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.00%, 10/1/46	5,484,400
5,000,000	New York State Dormitory Authority, Cornell University, Series A, 5.50%, 7/1/54	5,498,100
1,000,000	New York State Dormitory Authority, Montefiore Obligated Group, 5.50%, 11/1/47	1,051,060
7,000,000	New York State Dormitory Authority, Northwell Health Obligated Group, Series A, 5.25%, 5/1/54	7,324,170
500,000	New York State Dormitory Authority, White Plains Hospital Obligated Group, 5.25%, 10/1/49	510,825
5Victory Pioneer AMT-Free Municipal Fund | 3/31/25

Principal Amount USD ($)		Value
	New York — (continued)
1,600,000	New York State Dormitory Authority, White Plains Hospital Obligated Group, 5.50%, 10/1/54 (AGC Insured)	$ 1,706,000
4,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	4,099,440
5,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, MTA Bridges And Tunnels, Series A, 5.25%, 5/15/62	5,229,600
	Total New York	$84,855,425

	North Carolina — 1.5%
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	$ 4,304,728
5,150,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/49	5,497,625
	Total North Carolina	$9,802,353

	Ohio — 6.8%
3,595,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 3,175,104
20,400,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	18,007,080
5,765,000	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series B, 4.70%, 9/1/54 (GNMA/FNMA/FHLMC Insured)	5,424,634
1,250,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/53	1,265,362
1,500,000	Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B, 5.00%, 12/1/63	1,519,710
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	14,676,963
	Total Ohio	$44,068,853

	Oregon — 0.5%
4,120,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	$ 3,007,600
	Total Oregon	$3,007,600

	Pennsylvania — 5.9%
3,500,000	Allentown Commercial and Industrial Development Authority, Executive Education Academy Charter School Project, 5.00%, 7/1/59 (144A)	$ 3,261,650
800,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/64 (144A)	684,816
Victory Pioneer AMT-Free Municipal Fund | 3/31/256

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	$ 3,540,091
900,000	Lancaster Municipal Authority, Garden Spot Village Project, Series A, 5.00%, 5/1/49	900,243
400,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/54	405,292
530,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/59	534,510
10,000,000	Montgomery County Higher Education and Health Authority, Series B, 3.25%, 5/1/55	7,291,800
10,000,000	Montgomery County Higher Education and Health Authority, Series B, 4.00%, 5/1/56 (BAM-TCRS Insured)	8,809,500
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,629,830
1,250,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,229,313
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	9,011,300
	Total Pennsylvania	$38,298,345

	Puerto Rico — 2.0%
4,563,146(b)	Commonwealth of Puerto Rico, 11/1/43	$ 2,874,782
10,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2, 4.784%, 7/1/58	9,625,000
744,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	732,840
	Total Puerto Rico	$13,232,622

	Rhode Island — 1.4%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 9/1/47 (144A)	$ 5,544,966
20,000,000(d)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,808,400
	Total Rhode Island	$9,353,366

	Tennessee — 1.1%
1,250,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 5.75%, 12/1/50	$ 1,392,475
1,750,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 6.00%, 12/1/55	1,979,023
7Victory Pioneer AMT-Free Municipal Fund | 3/31/25

Principal Amount USD ($)		Value
	Tennessee — (continued)
1,400,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.125%, 7/1/54 (BAM Insured)	$ 1,418,830
2,555,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	2,590,642
	Total Tennessee	$7,380,970

	Texas — 8.4%
8,000,000	Board of Regents of the University of Texas System, Series A, 5.00%, 8/15/50	$ 8,814,400
5,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	3,836,700
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	2,169,000
2,000,000(c)	County of Bexar, 3.00%, 6/15/41	1,646,800
5,000,000	EP Essential Housing WF PFC, Home Essential Function Housing Program, 4.25%, 12/1/34	4,965,200
7,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	7,777,575
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,288,300
825,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	810,917
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	457,625
6,880,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, 5.00%, 5/15/49 (AGM Insured)	7,160,704
2,500,000	New Hope Cultural Education Facilities Finance Corp., Westminster Project, 5.00%, 11/1/60	2,510,025
8,000,000	Tarrant County Cultural Education Facilities Finance Corp., Cook Children'S Medical Center, 3.00%, 12/1/50	5,814,480
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,521,105
	Total Texas	$54,772,831

	Utah — 1.5%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49 (BAM-TCRS Insured)	$ 9,712,150
	Total Utah	$9,712,150

Victory Pioneer AMT-Free Municipal Fund | 3/31/258

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — 6.6%
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 2,510,833
8,470,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	7,851,605
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	16,963,650
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	6,080,240
5,000,000	Virginia Public Building Authority, Series A, 5.00%, 8/1/33	5,676,650
3,500,000	Virginia Small Business Financing Authority, Lifespire Of Virginia, Series A, 5.50%, 12/1/54	3,628,485
	Total Virginia	$42,711,463

	Washington — 1.9%
6,075,000(c)	State of Washington, Series A, 5.00%, 8/1/48	$ 6,385,979
4,415,000(c)	State of Washington, Series R, 5.00%, 7/1/32	4,959,679
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,043,130
	Total Washington	$12,388,788

	Wisconsin — 0.4%
2,500,000	Public Finance Authority, Kahala Nui Project, 5.25%, 11/15/61	$ 2,541,200
	Total Wisconsin	$2,541,200

	Total Municipal Bonds (Cost $652,976,478)	$636,685,796

	U.S. Government and Agency Obligations — 1.6% of Net Assets
10,700,000(d)	U.S. Treasury Bills, 4/17/25	$ 10,679,746
	Total U.S. Government and Agency Obligations (Cost $10,679,829)	$10,679,746

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $663,656,307)	$647,365,542
	OTHER ASSETS AND LIABILITIES — 0.4%	$2,423,898
	net assets — 100.0%	$649,789,440

9Victory Pioneer AMT-Free Municipal Fund | 3/31/25

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at December 31, 2024.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $18,574,621, or 2.9% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Escrow to maturity.
(g)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
Victory Pioneer AMT-Free Municipal Fund | 3/31/2510

Schedule of Investments  |  3/31/25
(unaudited) (continued)
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	22.2%
Education Revenue	21.6
Development Revenue	13.0
Transportation Revenue	9.1
Tobacco Revenue	9.0
Other Revenue	5.2
Water Revenue	4.9
Power Revenue	4.7
89.7%
General Obligation Bonds:	10.3%
100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$636,685,796	$—	$636,685,796
U.S. Government and Agency Obligations	—	10,679,746	—	10,679,746
Total Investments in Securities	$—	$647,365,542	$—	$647,365,542
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
11Victory Pioneer AMT-Free Municipal Fund | 3/31/25